ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS

NOTE E — ACQUISITIONS

On May 3, 2023, in connection with the development the Company’s core technology, the Company entered into an Asset Purchase Agreement with DM Lab Co., LTD (“DM Lab”), to acquire certain assets and assume certain liabilities in exchange for 16,012,750 shares of Common Stock with a fair value of $16,012,750 and $257,112 in cash consideration including $107,112 in transaction-related costs.

The Company accounted for the transaction with DM Lab as an asset acquisition as the acquired set passed the screen test and as such did not meet the criteria to be considered a business according to ASC 805, Business Combinations. The total consideration paid including transaction- related costs was allocated to identifiable intangible and tangible assets acquired based on their acquisition date estimated fair values. The largest asset acquired was the in-process research and development intangible asset which the Company determined had alternative future uses and capitalized as an indefinite-lived intangible asset until the completion of the related research and development activities in accordance with ASC 350 or the determination that impairment is necessary. The in-process research and development intangible asset was valued using the multi- period excess earnings method which requires several judgements and assumptions to determine the fair value of intangible assets, including growth rates, EBITDA margins, and discount rates, among others. This nonrecurring fair value measurement is a Level 3 measurement within the fair value hierarchy. The following table summarizes the fair value of consideration transferred and its allocation to the assets acquired and liabilities assumed at their acquisition date fair values.

Assets Acquired	Amount Recognized
In-process research and development intangible asset	$17,000,000
Property and equipment	721,916
Liabilities assumed
Accounts payable	(57,700)
Accrued expenses	(249,779)
Short-term debt	(1,144,575)
Total assets acquired and liabilities assumed	16,269,862
Total consideration	$16,269,862

NOTE C - ACQUISITION

On May 3, 2023, in connection with the development the Company’s core technology, the Company entered into an Asset Purchase Agreement with DM Lab Co., LTD (“DM Lab”), to acquire certain assets and assume certain liabilities in exchange for 4,325,043 common shares with a fair value of $16,012,750 and $257,112 in cash consideration including $107,112 in transaction-related costs.

The Company accounted for the transaction with DM Lab as an asset acquisition as the acquired set passed the screentest and as such did not meet the criteria to be considered a business according to ASC 805, Business Combinations. The total consideration paid including transaction-related costs was allocated to identifiable intangible and tangible assets acquired based on their acquisition date estimated fair values. The largest asset acquired was the in-process research and development intangible asset which the Company determined had alternative future uses and capitalized as an indefinite-lived intangible asset until the completion of the related research and development activities in accordance with ASC 350 or the determination that impairment is necessary. The in-process research and development intangible asset was valued using the multi-period excess earnings method which requires several judgements and assumptions to determine the fair value of intangible assets, including growth rates, EBITDA margins, and discount rates, among others. This nonrecurring fair value measurement is a Level 3 measurement within the fair value hierarchy. The following table summarizes the fair value of consideration transferred and its allocation to the assets acquired and liabilities assumed at their acquisition date fair values.

Assets Acquired	Amount Recognized
In-process research and development intangible asset	$17,000,000
Property and equipment	721,916
Liabilities assumed
Accounts payable	(57,700)
Accrued expenses	(249,779)
Short-term debt	(1,144,575)
Total assets acquired and liabilities assumed	16,269,862

Total consideration	$16,269,862